JPMorgan U.S. Momentum Factor ETF
Schedule of Portfolio Investments as of January 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.9%
Aerospace & Defense — 3.1%
Axon Enterprise, Inc. *	7,297	4,758,958
BWX Technologies, Inc.	25,719	2,904,447
Curtiss-Wright Corp.	9,160	3,177,970
GE Aerospace	64,320	13,093,622
General Dynamics Corp.	19,953	5,127,522
HEICO Corp.	12,047	2,878,510
Howmet Aerospace, Inc.	41,746	5,284,209
TransDigm Group, Inc.	4,168	5,640,721
		42,865,959
Automobiles & Parts — 0.1%
Valvoline, Inc. *	29,867	1,108,364
Banks — 0.2%
Discover Financial Services	9,016	1,813,027
First Citizens BancShares, Inc., Class A	374	824,554
		2,637,581
Beverages — 0.2%
Coca-Cola Co. (The)	15,996	1,015,426
Coca-Cola Consolidated, Inc.	935	1,278,725
		2,294,151
Chemicals — 0.8%
Ecolab, Inc.	20,683	5,174,680
International Flavors & Fragrances, Inc.	29,874	2,601,727
Linde plc	6,303	2,811,894
Westlake Corp.	5,204	594,661
		11,182,962
Construction & Materials — 2.0%
Acuity Brands, Inc.	2,641	877,842
Armstrong World Industries, Inc.	5,794	874,952
AZEK Co., Inc. (The) *	43,341	2,220,359
Eagle Materials, Inc.	10,956	2,812,843
EMCOR Group, Inc.	7,531	3,374,340
Lennox International, Inc.	5,656	3,350,728
Louisiana-Pacific Corp.	13,637	1,595,120
Quanta Services, Inc.	14,913	4,587,388
Trane Technologies plc	16,966	6,154,416
Watsco, Inc.	5,132	2,456,124
		28,304,112
Consumer Services — 1.3%
Copart, Inc. *	82,627	4,786,582
Grand Canyon Education, Inc. *	11,162	1,960,494
H&R Block, Inc.	24,455	1,352,606
Rollins, Inc.	40,696	2,014,452
Uber Technologies, Inc. *	121,214	8,103,156
		18,217,290

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Electricity — 1.5%
Constellation Energy Corp.	25,177	7,552,596
NRG Energy, Inc.	37,426	3,833,919
Public Service Enterprise Group, Inc.	9,254	773,079
Southern Co. (The)	30,408	2,552,752
Vistra Corp.	32,762	5,504,999
		20,217,345
Electronic & Electrical Equipment — 0.6%
Crane NXT Co.	1,123	71,838
Hubbell, Inc.	8,454	3,576,127
nVent Electric plc	40,761	2,653,134
Pentair plc	8,355	866,246
Veralto Corp.	12,047	1,245,539
		8,412,884
Finance & Credit Services — 0.2%
MGIC Investment Corp.	54,541	1,392,977
SLM Corp.	62,964	1,757,325
		3,150,302
Food Producers — 1.1%
BellRing Brands, Inc. *	24,495	1,894,688
Freshpet, Inc. *	19,690	3,149,416
Ingredion, Inc.	19,268	2,628,926
Pilgrim's Pride Corp. *	26,494	1,233,031
Post Holdings, Inc. *	23,406	2,484,781
US Foods Holding Corp. *	48,923	3,470,108
		14,860,950
Gas, Water & Multi-utilities — 0.4%
MDU Resources Group, Inc.	57,336	1,021,727
NiSource, Inc.	83,559	3,116,751
Sempra	11,132	923,177
		5,061,655
General Industrials — 1.6%
Eaton Corp. plc	25,274	8,250,445
GE Vernova, Inc.	15,743	5,870,250
Parker-Hannifin Corp.	9,769	6,907,171
RPM International, Inc.	12,543	1,587,944
		22,615,810
Health Care Providers — 2.1%
Encompass Health Corp.	30,024	2,980,483
HCA Healthcare, Inc.	7,948	2,622,125
Tenet Healthcare Corp. *	20,470	2,884,018
UnitedHealth Group, Inc.	33,863	18,370,339
Universal Health Services, Inc., Class B	13,831	2,607,973
		29,464,938

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Household Goods & Home Construction — 1.1%
DR Horton, Inc.	15,003	2,128,926
PulteGroup, Inc.	29,451	3,350,935
SharkNinja, Inc. *	26,391	2,950,778
Tempur Sealy International, Inc.	53,405	3,371,991
Toll Brothers, Inc.	22,733	3,087,369
		14,889,999
Industrial Engineering — 0.8%
Caterpillar, Inc.	29,065	10,795,903
Industrial Materials — 0.1%
International Paper Co.	26,782	1,489,883
Industrial Metals & Mining — 0.5%
Reliance, Inc.	3,273	947,533
Southern Copper Corp. (Mexico)	27,787	2,545,845
Steel Dynamics, Inc.	25,473	3,265,639
Timken Co. (The)	2,398	192,487
		6,951,504
Industrial Support Services — 2.7%
American Express Co.	34,436	10,931,708
Cintas Corp.	27,781	5,572,035
Core & Main, Inc., Class A *	60,675	3,424,497
Fair Isaac Corp. *	2,241	4,198,648
Fiserv, Inc. *	32,427	7,005,529
Verisk Analytics, Inc.	4,735	1,361,029
WW Grainger, Inc.	4,308	4,577,982
		37,071,428
Industrial Transportation — 1.3%
Allison Transmission Holdings, Inc.	27,675	3,252,919
PACCAR, Inc.	44,802	4,967,646
Ryder System, Inc.	17,031	2,714,912
United Rentals, Inc.	6,210	4,707,553
XPO, Inc. *	23,565	3,149,933
		18,792,963
Investment Banking & Brokerage Services — 7.1%
Ameriprise Financial, Inc.	9,342	5,076,069
Apollo Global Management, Inc.	39,134	6,691,131
Ares Management Corp.	24,004	4,758,073
Bank of New York Mellon Corp. (The)	67,921	5,836,452
Berkshire Hathaway, Inc., Class B *	53,765	25,198,043
Evercore, Inc., Class A	11,036	3,214,456
Goldman Sachs Group, Inc. (The)	18,458	11,820,503
Houlihan Lokey, Inc.	7,416	1,347,635
Interactive Brokers Group, Inc., Class A	19,712	4,286,177
Intercontinental Exchange, Inc.	25,870	4,134,802
Janus Henderson Group plc	26,935	1,210,190
Jefferies Financial Group, Inc.	43,479	3,343,100

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Investment Banking & Brokerage Services — continued
KKR & Co., Inc.	47,995	8,018,525
Lazard, Inc.	21,220	1,153,731
Robinhood Markets, Inc., Class A *	97,292	5,054,319
Stifel Financial Corp.	12,808	1,483,807
TPG, Inc.	44,555	2,996,324
Tradeweb Markets, Inc., Class A	15,638	1,984,462
Virtu Financial, Inc., Class A	22,659	907,720
		98,515,519
Life Insurance — 0.9%
Aflac, Inc.	47,390	5,088,738
Corebridge Financial, Inc.	68,210	2,302,770
Primerica, Inc.	3,856	1,118,896
Unum Group	45,554	3,473,492
		11,983,896
Media — 2.0%
Liberty Media Corp-Liberty Formula One, Class C *	31,792	3,042,494
Netflix, Inc. *	13,127	12,821,929
Spotify Technology SA *	12,186	6,684,630
Trade Desk, Inc. (The), Class A *	40,039	4,751,829
		27,300,882
Medical Equipment & Services — 3.9%
Boston Scientific Corp. *	97,073	9,936,392
Danaher Corp.	36,887	8,216,211
Intuitive Surgical, Inc. *	20,306	11,612,595
Natera, Inc. *	21,494	3,802,719
Stryker Corp.	22,263	8,711,289
Thermo Fisher Scientific, Inc.	20,100	12,014,775
		54,293,981
Non-life Insurance — 2.7%
Allstate Corp. (The)	24,972	4,802,865
Assured Guaranty Ltd.	3,251	307,545
Axis Capital Holdings Ltd.	11,229	1,022,064
Brown & Brown, Inc.	36,394	3,808,996
Chubb Ltd.	25,994	7,067,249
Cincinnati Financial Corp.	11,171	1,530,985
Hartford Financial Services Group, Inc. (The)	36,439	4,064,770
Old Republic International Corp.	49,954	1,827,317
Progressive Corp. (The)	37,306	9,193,691
Reinsurance Group of America, Inc.	14,778	3,367,315
Ryan Specialty Holdings, Inc.	8,916	593,627
		37,586,424
Non-Renewable Energy — 3.3%
Antero Midstream Corp.	181,969	2,918,783
Diamondback Energy, Inc.	22,618	3,717,494
DT Midstream, Inc.	31,444	3,178,359

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-Renewable Energy — continued
Kinder Morgan, Inc.	187,750	5,159,370
Marathon Petroleum Corp.	31,023	4,520,361
Phillips 66	38,740	4,566,284
Targa Resources Corp.	24,052	4,733,434
TechnipFMC plc (United Kingdom)	109,574	3,292,699
Texas Pacific Land Corp.	2,929	3,799,411
Valero Energy Corp.	26,449	3,517,717
Viper Energy, Inc.	25,083	1,176,393
Williams Cos., Inc. (The)	103,861	5,757,015
		46,337,320
Personal Care, Drug & Grocery Stores — 1.9%
Casey's General Stores, Inc.	7,483	3,156,105
Cencora, Inc.	18,098	4,600,693
Colgate-Palmolive Co.	59,491	5,157,870
Kroger Co. (The)	61,546	3,793,695
McKesson Corp.	10,480	6,232,980
Procter & Gamble Co. (The)	16,297	2,705,139
Spectrum Brands Holdings, Inc.	15,988	1,351,945
		26,998,427
Pharmaceuticals, Biotechnology & Marijuana Producers — 4.0%
AbbVie, Inc.	88,227	16,224,945
Cardinal Health, Inc.	31,042	3,838,654
Eli Lilly & Co.	25,642	20,797,714
Medpace Holdings, Inc. *	6,779	2,366,888
Merck & Co., Inc.	24,204	2,391,839
Roivant Sciences Ltd. *	109,570	1,219,514
Vertex Pharmaceuticals, Inc. *	16,741	7,728,985
Viking Therapeutics, Inc. *	25,931	849,240
		55,417,779
Real Estate Investment & Services — 0.5%
CBRE Group, Inc., Class A *	33,986	4,919,134
Jones Lang LaSalle, Inc. *	6,502	1,838,765
		6,757,899
Real Estate Investment Trusts — 1.9%
Digital Realty Trust, Inc.	20,655	3,384,528
Essex Property Trust, Inc.	4,443	1,264,344
Iron Mountain, Inc.	35,831	3,639,355
Lamar Advertising Co., Class A	9,825	1,242,076
National Storage Affiliates Trust	2,600	96,590
Omega Healthcare Investors, Inc.	42,880	1,589,133
Simon Property Group, Inc.	28,832	5,012,732
Ventas, Inc.	58,338	3,524,782
Welltower, Inc.	48,156	6,572,331
		26,325,871

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Retailers — 8.4%
Amazon.com, Inc. *	37,645	8,947,464
AutoNation, Inc. *	15,076	2,842,580
AutoZone, Inc. *	1,450	4,857,804
Carvana Co. *	16,022	3,965,125
Costco Wholesale Corp.	22,755	22,297,169
Dick's Sporting Goods, Inc.	13,343	3,202,987
Gap, Inc. (The)	104,382	2,512,475
Home Depot, Inc. (The)	46,347	19,094,037
Lowe's Cos., Inc.	17,265	4,489,591
O'Reilly Automotive, Inc. *	4,345	5,624,255
Penske Automotive Group, Inc.	10,505	1,739,943
Tapestry, Inc.	51,602	3,763,850
TJX Cos., Inc. (The)	68,619	8,562,965
Tractor Supply Co.	35,983	1,956,036
Walmart, Inc.	224,416	22,028,674
Williams-Sonoma, Inc.	6,646	1,404,765
		117,289,720
Software & Computer Services — 21.4%
Alphabet, Inc., Class A	149,651	30,531,797
Appfolio, Inc., Class A *	4,698	1,098,909
AppLovin Corp., Class A *	18,744	6,927,595
Aspen Technology, Inc. *	12,284	3,237,448
Autodesk, Inc. *	18,783	5,847,899
CACI International, Inc., Class A *	7,113	2,747,467
Crowdstrike Holdings, Inc., Class A *	17,988	7,160,483
Datadog, Inc., Class A *	4,937	704,559
DocuSign, Inc. *	35,366	3,420,953
DoorDash, Inc., Class A *	31,591	5,965,329
Elastic NV *	2,827	318,264
F5, Inc. *	13,507	4,015,091
Fortinet, Inc. *	56,573	5,707,084
Gartner, Inc. *	8,285	4,497,347
Gen Digital, Inc.	114,528	3,081,948
GoDaddy, Inc., Class A *	19,753	4,200,475
Guidewire Software, Inc. *	19,424	4,103,708
HashiCorp, Inc., Class A *	27,563	942,655
Hewlett Packard Enterprise Co.	111,283	2,358,087
HubSpot, Inc. *	5,958	4,644,440
International Business Machines Corp.	52,998	13,551,589
Intuit, Inc.	15,225	9,157,990
Kyndryl Holdings, Inc. *	90,934	3,451,855
Leidos Holdings, Inc.	23,150	3,287,994
Manhattan Associates, Inc. *	11,137	2,323,067
Maplebear, Inc. *	70,917	3,423,873
Meta Platforms, Inc., Class A	44,774	30,857,345
Microsoft Corp.	57,183	23,734,376
MicroStrategy, Inc., Class A *	14,442	4,835,037

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Software & Computer Services — continued
nCino, Inc. *	21,775	740,568
Nutanix, Inc., Class A *	52,340	3,599,160
Oracle Corp.	85,222	14,492,853
Palantir Technologies, Inc., Class A *	127,049	10,480,272
Palo Alto Networks, Inc. *	39,511	7,286,619
Parsons Corp. *	30,430	2,412,186
Pegasystems, Inc.	11,904	1,289,084
Procore Technologies, Inc. *	38,595	3,070,618
PTC, Inc. *	19,173	3,709,592
Roper Technologies, Inc.	8,940	5,146,311
Salesforce, Inc.	49,281	16,839,318
Science Applications International Corp.	16,054	1,738,327
SentinelOne, Inc., Class A *	65,358	1,565,324
ServiceNow, Inc. *	11,720	11,935,414
SS&C Technologies Holdings, Inc.	46,458	3,760,775
Toast, Inc., Class A *	92,574	3,788,128
Twilio, Inc., Class A *	31,561	4,626,211
Tyler Technologies, Inc. *	6,401	3,851,098
		296,466,522
Technology Hardware & Equipment — 13.9%
Amphenol Corp., Class A	90,846	6,430,080
Analog Devices, Inc.	32,964	6,984,742
Apple, Inc.	115,016	27,143,776
Applied Materials, Inc.	50,727	9,148,614
Avnet, Inc.	32,460	1,676,884
Broadcom, Inc.	155,577	34,424,523
Cirrus Logic, Inc. *	20,474	2,056,408
Coherent Corp. *	30,836	2,790,350
Corning, Inc.	90,875	4,732,770
Dell Technologies, Inc., Class C	34,905	3,616,158
HP, Inc.	72,716	2,363,270
KLA Corp.	9,306	6,870,061
MACOM Technology Solutions Holdings, Inc. *	22,671	2,998,240
Marvell Technology, Inc.	63,201	7,132,865
Micron Technology, Inc.	67,181	6,129,594
NetApp, Inc.	30,646	3,741,877
NVIDIA Corp.	196,086	23,544,046
Onto Innovation, Inc. *	15,347	3,142,452
Pure Storage, Inc., Class A *	42,111	2,854,705
QUALCOMM, Inc.	63,894	11,049,189
TD SYNNEX Corp.	26,130	3,723,786
Teradyne, Inc.	14,340	1,660,429
Texas Instruments, Inc.	55,425	10,232,009
Vertiv Holdings Co., Class A	36,984	4,327,868
Western Digital Corp. *	54,943	3,578,437
		192,353,133

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications Equipment — 1.3%
Arista Networks, Inc. *	71,128	8,196,080
Juniper Networks, Inc.	72,076	2,512,569
Motorola Solutions, Inc.	13,084	6,139,667
Ubiquiti, Inc.	2,141	863,979
		17,712,295
Telecommunications Service Providers — 0.8%
AT&T, Inc.	153,052	3,631,924
GCI Liberty, Inc. Escrow ‡ *	3,962	—
T-Mobile US, Inc.	32,941	7,674,265
		11,306,189
Tobacco — 0.8%
Philip Morris International, Inc.	89,114	11,602,643
Travel & Leisure — 2.6%
Aramark	47,578	1,851,260
Booking Holdings, Inc.	1,950	9,238,242
Cava Group, Inc. *	22,000	2,971,100
Chipotle Mexican Grill, Inc. *	90,625	5,287,969
Hilton Worldwide Holdings, Inc.	21,436	5,489,116
Hyatt Hotels Corp., Class A (a)	13,607	2,153,036
Royal Caribbean Cruises Ltd.	21,468	5,723,369
Texas Roadhouse, Inc.	10,738	1,944,652
Wingstop, Inc.	7,167	2,135,049
		36,793,793
Waste & Disposal Services — 0.8%
Republic Services, Inc.	21,052	4,565,547
Waste Management, Inc.	29,819	6,567,933
		11,133,480
Total Common Stocks (Cost $1,199,853,520)		1,386,561,756
Short-Term Investments — 0.2%
Investment Companies — 0.0% ^
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.34% (b) (c)(Cost $711,839)	711,839	711,839
Investment of Cash Collateral from Securities Loaned — 0.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (b) (c)(Cost $2,125,481)	2,125,481	2,125,481
Total Short-Term Investments (Cost $2,837,320)		2,837,320
Total Investments — 100.1% (Cost $1,202,690,840)		1,389,399,076
Liabilities in Excess of Other Assets — (0.1)%		(1,438,301)
NET ASSETS — 100.0%		1,387,960,775

Percentages indicated are based on net assets.

^	Amount rounds to less than 0.1% of net assets.

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2025. The total value of securities on loan at January 31, 2025 is $2,072,180.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2025.
Futures contracts outstanding as of January 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 Micro E-Mini Index	33	03/21/2025	USD	1,000,560	14,266

Abbreviations
USD	United States Dollar

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
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Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
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Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (b)	$1,389,399,076	$—	$— (a)	$1,389,399,076
Appreciation in Other Financial Instruments
Futures Contracts (b)	14,266	—	—	14,266

(a)	Value is zero.
(b)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2025	Shares at January 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	$1,591,982	$36,829,424	$36,295,925	$—	$—	$2,125,481	2,125,481	$52,010	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.34% (a) (b)	2,150,007	11,035,658	12,473,826	—	—	711,839	711,839	19,445	—
Total	$3,741,989	$47,865,082	$48,769,751	$—	$—	$2,837,320		$71,455	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2025.